Investment in associates (Details 5) - ARS ($) $ in Thousands		12 Months Ended
	Sep. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues		$ 1,097,422,190	$ 971,053,138	$ 898,264,147
- Equity holders of the parent		346,353,873	65,245,736	424,094,323
- Non-controlling interests		$ 6,494,166	15,333,246	(5,967,002)
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Net income for the year:	$ 601,114,143		643,119,103	418,679,726
- Equity holders of the parent	83,879,439		30,888,254	23,475,552
- Non-controlling interests	$ 11,351,416		$ 22,984,552	$ 15,258,122